Property, Equipment And Software	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE
4. PROPERTY, EQUIPMENT AND SOFTWARE
Property, equipment and software consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
			(Note 2)
Machinery and laboratory equipment	63,172	100,693	15,801
Leasehold improvements	53,405	85,177	13,366
Construction in Progress	28,403	5,149	808
Vehicles	1,088	1,066	167
Others	2,940	6,528	1,025

Total property, equipment and software	149,008	198,613	31,167
Less: accumulated depreciation and amortization	(29,925)	(74,795)	(11,737)

Property, equipment and software, net	119,083	123,818	19,430

Depreciation and amortization expenses recognized for the years ended December 31,
2019,
2020 and 2021 were

RMB5,124,
 RMB21,589 and RMB44,870, respectively.